Financial Instruments - Financial Assets Recorded at FVTOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Gains (losses) on financial assets at fair value through profit or loss	$ 8.3	$ 7.3
Income tax expense related to investments	0.5	(0.5)
Equity securities | FVTOCI | Investments
Disclosure of financial assets [line items]
Unrealized losses on investments	(5.4)	(3.5)
Realized gains on investments	(18.8)	0.0
Gains (losses) on financial assets at fair value through profit or loss	(24.2)	$ (3.5)
Income tax expense related to investments	$ 0.5